Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income/(loss) Per Share (Parentheticals) - $ / shares	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Redeemable Common Stock [Member]
Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income/(loss) Per Share (Parentheticals) [Line Items]
Diluted net income (loss) per share (in Dollars per share)	$ 0.07	$ 0.03	$ 0.23	$ 1.04
Non-Redeemable Common Stock [Member]
Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income/(loss) Per Share (Parentheticals) [Line Items]
Diluted net income (loss) per share (in Dollars per share)	$ (0.11)	$ (0.01)	$ (0.19)	$ (1.55)